Condensed Parent Company Only Financial Statements (Tables)	12 Months Ended
Dec. 31, 2013
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Balance Sheets

CONDENSED BALANCE SHEETS

	December 31,
	2013	2012
ASSETS
Cash	$58,364	$61,610
Investment securities available-for-sale (at fair value)	203,965	214,905
Investment in subsidiary bank	30,619,466	35,518,824
Other assets	85,214	103,411

Total assets	$30,967,009	$35,898,750

LIABILITIES
Deferred compensation	$173,879	$193,508
Accrued expenses	3,094	2,469

Total liabilities	176,973	195,977

STOCKHOLDERS’ EQUITY	30,790,036	35,702,773

Total liabilities and stockholders’ equity	$30,967,009	$35,898,750

Condensed Statements of Income

CONDENSED STATEMENTS OF INCOME

	Year Ended December 31,
	2013	2012	2011
INCOME
Dividends from subsidiary bank	$1,317,528	$1,256,952	$1,256,952
Gains on sales of investment securities	6,757	5,576	1,248
Other income	121,161	121,063	119,839

Total income	1,445,446	1,383,591	1,378,039

EXPENSES
Other expenses	181,186	201,627	178,963

Total expenses	181,186	201,627	178,963

Income before income taxes and undistributed net income of subsidiary	1,264,260	1,181,964	1,199,076

Income tax benefit	23,176	33,735	24,267

Equity in undistributed net income of subsidiary	953,612	1,322,061	1,230,802

NET INCOME	$2,241,048	$2,537,760	$2,454,145

Condensed Statements of Comprehensive Income (Loss)

CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

	Year Ended December 31,
	2013	2012	2011
Net Income	$2,241,048	$2,537,760	$2,454,145

Other comprehensive income (loss):
Investment securities available for sale
Unrealized holding gains arising during the period	15,443	9,983	3,850
Income tax effect	(5,811)	(3,757)	(1,449)
Reclassification of gains recognized in earnings	(6,757)	(5,576)	(1,248)
Income tax effect	2,543	2,098	470
Equity in other comprehensive income (loss) of subsidiary	(5,852,969)	(105,103)	2,225,695

Total other comprehensive income (loss)	$(5,847,551)	$(102,355)	$2,227,318

Comprehensive income (loss)	$(3,606,503)	$2,435,405	$4,681,463

Condensed Statements of Cash Flows

CONDENSED STATEMENTS OF CASH FLOWS

	Year Ended December 31,
	2013	2012	2011
OPERATING ACTIVITIES
Net income	$2,241,048	$2,537,760	$2,454,145
Adjustments to reconcile net income to net cash provided by operating activities:
Change in deferred tax benefit	7,387	6,832	8,093
Undistributed earnings of affiliate	(953,612)	(1,322,061)	(1,230,802)
Changes in operating assets and liabilities:
Other assets	7,540	(5,933)	(2,462)
Deferred compensation	(19,629)	(18,156)	(21,506)
Other liabilities	625	(9,233)	3,177
Net gains on sales of investment securities	(6,757)	(5,576)	(1,248)

Net cash provided by operating activities	1,276,602	1,183,633	1,209,397

INVESTING ACTIVITIES
Proceeds from sales of securities	90,875	115,604	77,332
Purchases of investment securities	(64,489)	(91,872)	(54,578)

Net cash provided by investing activities	26,386	23,732	22,754

FINANCING ACTIVITIES
Dividends paid	(1,306,234)	(1,259,142)	(1,256,139)

Net cash used in financing activities	(1,306,234)	(1,259,142)	(1,256,139)

Net decrease in cash and cash equivalents	(3,246)	(51,777)	(23,988)

Cash and cash equivalents at beginning of year	61,610	113,387	137,375

Cash and cash equivalents at end of year	$58,364	$61,610	$113,387